PIMCO International Bond Portfolio US Dollar-Hedged Investment Objectives and Goals - Administrative Class [Member] - PIMCO International Bond Portfolio US Dollar-Hedged	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.